Schedule of Income Per Share (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net loss for the period	$ 20,459,888	$ (6,346,213)	$ (3,902,404)	$ (5,582,036)	$ 14,113,675	$ (9,484,440)	$ (25,341,623)	$ (13,432,539)
Weighted average number of shares of common stock - basic	501,502,772	357,438,769	338,800,384	329,407,128	434,941,924	334,103,756	340,244,856	280,354,631
Net loss per share – basic	$ 0.04	$ (0.02)	$ (0.01)	$ (0.02)	$ 0.03	$ (0.03)	$ (0.07)	$ (0.05)
Dilutive effect of convertible debentures
Dilutive effect of warrants on net income
Diluted net loss for the year							$ (25,341,623)	$ (13,432,539)
Stock options and RSUs
Weighted average number of shares of common stock - fully diluted	711,968,496	357,438,769	338,800,384	329,407,128	640,203,697	334,103,756	340,244,856	280,354,631
Net loss per share - fully diluted	$ 0.03	$ (0.02)	$ (0.01)	$ (0.02)	$ 0.02	$ (0.03)	$ (0.07)	$ (0.05)